Unaudited Quarterly Financial Data	12 Months Ended
Dec. 31, 2010
Unaudited Quarterly Financial Data [Abstract]
Unaudited Quarterly Financial Data
15.  UNAUDITED QUARTERLY FINANCIAL DATA

    The following table summarizes our unaudited quarterly consolidated income statement data for the years ended December 31, 2010 and 2009 (in millions, except per share amounts):

2010	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year

Operating revenues	$448.6	$411.4	$428.3	$408.5	$1,696.8
Operating expenses
Contract drilling (exclusive of depreciation)	182.4	206.0	194.1	185.6	768.1
Depreciation	51.7	51.9	55.6	57.1	216.3
General and administrative	20.6	22.0	20.6	22.9	86.1
Operating income	193.9	131.5	158.0	142.9	626.3
Other income (expense), net	3.1	12.8	2.7	(.4)	18.2
Income from continuing operations before income taxes	197.0	144.3	160.7	142.5	644.5
Provision for income taxes	35.0	22.4	26.7	11.9	96.0
Income from continuing operations	162.0	121.9	134.0	130.6	548.5
Income (loss) from discontinued operations, net	29.6	6.0	(1.9)	3.7	37.4
Net income	191.6	127.9	132.1	134.3	585.9
Net income attributable to noncontrolling interests	(1.8)	(1.6)	(1.6)	(1.4)	(6.4)
Net income attributable to Ensco	$189.8	$126.3	$130.5	$132.9	$ 579.5

Earnings (loss) per share – basic
Continuing operations	$ 1.12	$ .85	$ .92	$ .90	$ 3.80
Discontinued operations	.21	.04	(.01)	.03	.26
	$ 1.33	$ .89	$ .91	$ .93	$ 4.06

Earnings (loss) per share - diluted
Continuing operations	$ 1.12	$ .85	$ .92	$ .90	$ 3.80
Discontinued operations	.21	.04	(.01)	.03	.26
	$ 1.33	$ .89	$ .91	$ .93	$ 4.06

2009	First Quarter	Second Quarter	Third Quarter	Fourth Quarter	Year

Operating revenues	$484.8	$497.4	$408.9	$497.8	$1,888.9
Operating expenses
Contract drilling (exclusive of depreciation)	161.5	196.3	175.4	175.8	709.0
Depreciation	43.7	45.3	48.9	51.6	189.5
General and administrative	12.0	16.0	13.6	22.4	64.0
Operating income	267.6	239.8	171.0	248.0	926.4
Other income (expense), net	(4.3)	6.9	3.6	2.6	8.8
Income from continuing operations before income taxes	263.3	246.7	174.6	250.6	935.2
Provision for income taxes	52.2	47.9	29.6	50.3	180.0
Income from continuing operations	211.1	198.8	145.0	200.3	755.2
Income from discontinued operations, net	11.0	2.6	5.8	9.9	29.3
Net income	222.1	201.4	150.8	210.2	784.5
Net income attributable to noncontrolling interests	(1.4)	(1.1)	(1.1)	(1.5)	(5.1)
Net income attributable to Ensco	$220.7	$200.3	$149.7	$208.7	$ 779.4

Earnings per share - basic
Continuing operations	$ 1.48	$ 1.39	$ 1.01	$ 1.40	$ 5.28
Discontinued operations	.08	.02	.04	.06	.20
	$ 1.56	$ 1.41	$ 1.05	$ 1.46	$ 5.48

Earnings per share - diluted
Continuing operations	$ 1.48	$ 1.39	$ 1.01	$ 1.40	$ 5.28
Discontinued operations	.08	.02	.04	.06	.20
	$ 1.56	$ 1.41	$ 1.05	$ 1.46	$ 5.48